Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Accounts receivable	$ 177,006	$ 216,613	$ 211,097
Unbilled receivable	32,470	24,171	24,388
Allowance for credit losses	(2,824)	(4,264)	$ (2,241)
Total accounts receivable, net	$ 206,652	$ 236,520